Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.4%)
Air Products and Chemicals Inc.	998,551	304,888
Dow Inc.	3,185,161	179,866
Newmont Corp.	3,580,085	153,657
Fastenal Co.	2,569,726	150,612
LyondellBasell Industries NV Class A	1,165,717	115,243
International Flavors & Fragrances Inc.	1,149,259	97,239
Reliance Steel & Aluminum Co.	262,672	76,926
CF Industries Holdings Inc.	879,985	72,229
International Paper Co.	1,557,670	56,170
Celanese Corp. Class A	444,635	55,753
Eastman Chemical Co.	533,355	45,644
Southern Copper Corp.	383,389	33,524
Chemours Co.	670,517	24,796
Huntsman Corp.	785,403	23,381
Cabot Corp.	248,283	17,628
Avient Corp.	406,344	16,469
Scotts Miracle-Gro Co.	186,138	13,037
Carpenter Technology Corp.	213,106	12,757
Sensient Technologies Corp.	187,944	12,036
Worthington Industries Inc.	140,060	10,451
Tronox Holdings plc	520,773	6,921
Kaiser Aluminum Corp.	71,049	5,769
Mativ Holdings Inc.	243,929	3,839
		1,488,835
Consumer Discretionary (9.2%)
Home Depot Inc.	4,561,094	1,522,676
Walmart Inc.	6,428,041	1,027,587
McDonald's Corp.	3,284,508	963,018
Starbucks Corp.	5,081,041	516,081
Target Corp.	2,071,263	282,665
Ford Motor Co.	17,668,874	233,406
Genuine Parts Co.	631,400	98,322
Darden Restaurants Inc.	543,248	91,765
Omnicom Group Inc.	888,054	75,147
Garmin Ltd.	692,050	73,281
Best Buy Co. Inc.	876,903	72,827
Interpublic Group of Cos. Inc.	1,734,977	59,388
Tapestry Inc.	1,062,393	45,842
Vail Resorts Inc.	179,544	42,281
Williams-Sonoma Inc.	293,281	40,660
Autoliv Inc.	387,819	39,143

		Shares	Market Value ($000)
	Hasbro Inc.	585,861	37,823
	Whirlpool Corp.	239,928	34,612
	Polaris Inc.	242,848	32,988
	Paramount Global Class B	2,000,696	32,071
	VF Corp.	1,571,917	31,140
	Ralph Lauren Corp. Class A	182,135	23,920
	H&R Block Inc.	683,218	22,963
	Macy's Inc.	1,212,689	20,118
	Advance Auto Parts Inc.	266,274	19,808
	Newell Brands Inc.	1,698,763	18,958
	Leggett & Platt Inc.	597,332	17,478
	TEGNA Inc.	994,116	16,801
	Wendy's Co.	779,124	16,743
	International Game Technology plc	484,796	16,401
	LCI Industries	110,890	15,111
[1]	Sirius XM Holdings Inc.	2,901,529	14,798
	Penske Automotive Group Inc.	90,402	14,593
	Kohl's Corp.	493,655	14,044
	Travel + Leisure Co.	334,243	13,614
	MDC Holdings Inc.	261,687	13,419
	Carter's Inc.	167,511	12,565
[1]	Nordstrom Inc.	519,494	12,005
	Steven Madden Ltd.	334,420	11,163
	Dana Inc.	575,398	10,921
	Kontoor Brands Inc.	248,035	10,507
	Bloomin' Brands Inc.	389,456	10,465
	Foot Locker Inc.	371,634	9,986
	Jack in the Box Inc.	92,928	9,238
	Cracker Barrel Old Country Store Inc.	98,819	9,210
	Gap Inc.	872,477	8,987
	Upbound Group Inc.	246,037	8,520
	Cheesecake Factory Inc.	217,314	7,993
	Strategic Education Inc.	101,247	7,604
	Oxford Industries Inc.	66,696	7,193
	MillerKnoll Inc.	340,520	6,664
	John Wiley & Sons Inc. Class A	191,259	6,547
	La-Z-Boy Inc.	192,762	6,047
	HNI Corp.	205,150	5,968
	Wolverine World Wide Inc.	347,080	4,397
	Dine Brands Global Inc.	70,996	4,282
	Steelcase Inc. Class A	391,457	3,355
	Guess? Inc.	124,172	2,606
[1]	Sinclair Inc.	157,455	2,190
			5,789,905
Consumer Staples (13.1%)
	Procter & Gamble Co.	10,603,283	1,657,293
	PepsiCo Inc.	6,204,196	1,163,039
	Coca-Cola Co.	17,540,102	1,086,259
	Philip Morris International Inc.	6,989,480	696,991
	Mondelez International Inc. Class A	6,124,121	453,981
	CVS Health Corp.	5,767,024	430,739
	Altria Group Inc.	8,044,495	365,381
	Colgate-Palmolive Co.	3,697,545	281,975
	Archer-Daniels-Midland Co.	2,441,705	207,447
	General Mills Inc.	2,644,536	197,653
	Kimberly-Clark Corp.	1,515,802	195,690
	Sysco Corp.	2,284,725	174,347
	Hershey Co.	663,102	153,382

	Shares	Market Value ($000)
Kroger Co.	2,937,073	142,859
Kraft Heinz Co.	3,615,795	130,819
Walgreens Boots Alliance Inc.	3,225,205	96,659
Kellogg Co.	1,169,557	78,232
Bunge Ltd.	671,946	73,020
Conagra Brands Inc.	2,141,027	70,247
J M Smucker Co.	464,086	69,915
Tyson Foods Inc. Class A	1,250,538	69,680
Clorox Co.	452,699	68,575
Coca-Cola Europacific Partners plc	908,059	57,562
Molson Coors Beverage Co. Class B	786,993	54,908
Hormel Foods Corp.	1,302,803	53,259
Albertsons Cos. Inc. Class A	1,873,012	40,701
Campbell Soup Co.	860,652	39,435
Ingredion Inc.	297,066	33,052
Flowers Foods Inc.	843,677	20,847
Spectrum Brands Holdings Inc.	178,938	14,031
Energizer Holdings Inc.	320,322	11,435
Vector Group Ltd.	640,473	8,403
Cal-Maine Foods Inc.	169,755	7,841
Reynolds Consumer Products Inc.	245,484	6,795
Nu Skin Enterprises Inc. Class A	219,071	6,438
Universal Corp.	107,400	5,431
Medifast Inc.	48,766	4,969
Weis Markets Inc.	73,699	4,889
B&G Foods Inc.	317,316	4,208
		8,238,387
Energy (10.5%)
Exxon Mobil Corp.	18,293,735	1,961,820
Chevron Corp.	7,788,210	1,274,618
ConocoPhillips	5,460,388	642,797
Schlumberger NV	6,416,025	374,311
EOG Resources Inc.	2,646,249	350,707
Marathon Petroleum Corp.	1,987,111	264,326
Phillips 66	2,074,283	231,386
Valero Energy Corp.	1,622,674	209,179
Williams Cos. Inc.	5,482,299	188,865
Baker Hughes Co. Class A	4,560,649	163,226
Kinder Morgan Inc.	8,829,251	156,366
ONEOK Inc.	2,013,568	134,990
Diamondback Energy Inc.	815,180	120,092
Coterra Energy Inc.	3,406,943	93,827
Targa Resources Corp.	1,006,248	82,502
APA Corp.	1,395,996	56,524
Chesapeake Energy Corp.	570,287	48,098
HF Sinclair Corp.	634,767	33,065
Chord Energy Corp.	187,444	29,399
Murphy Oil Corp.	665,681	28,804
DT Midstream Inc.	435,124	23,288
Civitas Resources Inc.	308,752	23,113
Equitrans Midstream Corp.	1,949,873	20,220
Helmerich & Payne Inc.	448,882	20,096
Antero Midstream Corp.	1,536,960	18,351
Northern Oil & Gas Inc.	334,572	13,172
Arch Resources Inc.	81,548	10,474
New Fortress Energy Inc.	291,436	8,321
Delek US Holdings Inc.	296,864	8,190
Archrock Inc.	607,098	7,079

	Shares	Market Value ($000)
CVR Energy Inc.	132,408	4,865
Enviva Inc.	137,908	1,858
		6,603,929
Financials (20.1%)
JPMorgan Chase & Co.	13,166,795	2,079,827
Bank of America Corp.	31,369,606	1,003,827
Wells Fargo & Co.	17,021,289	785,703
Goldman Sachs Group Inc.	1,454,030	517,446
Morgan Stanley	5,414,208	495,725
BlackRock Inc.	669,330	494,534
Citigroup Inc.	8,758,882	417,448
Chubb Ltd.	1,855,991	379,383
Blackstone Inc.	3,176,688	332,885
Progressive Corp.	2,631,818	331,556
CME Group Inc.	1,616,834	321,685
US Bancorp	6,899,820	273,785
PNC Financial Services Group Inc.	1,793,272	245,481
American International Group Inc.	3,302,571	199,079
Truist Financial Corp.	5,971,785	198,383
Aflac Inc.	2,708,890	195,961
Apollo Global Management Inc.	2,348,401	191,888
MetLife Inc.	2,911,739	183,352
Travelers Cos. Inc.	1,037,742	179,125
Ameriprise Financial Inc.	473,167	164,875
Bank of New York Mellon Corp.	3,556,160	161,307
Prudential Financial Inc.	1,652,448	159,445
Allstate Corp.	1,180,690	133,040
T. Rowe Price Group Inc.	992,662	122,355
Discover Financial Services	1,140,615	120,392
State Street Corp.	1,501,977	108,803
M&T Bank Corp.	744,393	104,111
Hartford Financial Services Group Inc.	1,370,383	98,503
Fifth Third Bancorp	3,054,996	88,900
Principal Financial Group Inc.	1,087,746	86,878
Regions Financial Corp.	4,206,116	85,679
Huntington Bancshares Inc.	6,472,554	79,224
Cincinnati Financial Corp.	691,839	74,428
Northern Trust Corp.	924,003	74,031
Ares Management Corp. Class A	721,127	71,550
Citizens Financial Group Inc.	2,173,087	70,104
Everest Group Ltd.	190,374	68,632
KeyCorp	4,205,017	51,764
Credicorp Ltd.	306,212	48,091
Equitable Holdings Inc.	1,608,349	46,144
Fidelity National Financial Inc.	1,167,529	45,732
New York Community Bancorp Inc.	3,217,570	44,628
Unum Group	883,699	42,957
Reinsurance Group of America Inc.	298,368	41,876
American Financial Group Inc.	327,218	39,793
East West Bancorp Inc.	630,240	39,207
Franklin Resources Inc.	1,281,212	37,463
Ally Financial Inc.	1,217,409	37,180
Webster Financial Corp.	785,021	37,147
Carlyle Group Inc.	948,939	33,830
Old Republic International Corp.	1,222,529	33,705
Jefferies Financial Group Inc.	903,753	33,249
First Horizon Corp.	2,404,517	32,774
Assurant Inc.	238,937	32,139

	Shares	Market Value ($000)
Comerica Inc.	594,746	32,092
Cullen/Frost Bankers Inc.	266,234	28,908
First American Financial Corp.	452,852	28,702
Invesco Ltd.	1,676,539	28,166
SouthState Corp.	339,823	26,394
Zions Bancorp NA	651,320	24,913
Prosperity Bancshares Inc.	391,962	24,819
RLI Corp.	180,822	24,123
OneMain Holdings Inc.	504,524	22,946
Popular Inc.	316,100	22,933
Houlihan Lokey Inc. Class A	223,422	22,309
Old National Bancorp	1,309,258	22,297
Synovus Financial Corp.	646,535	21,918
MGIC Investment Corp.	1,295,425	21,685
Bank OZK	494,650	21,631
Evercore Inc. Class A	160,032	21,614
Lincoln National Corp.	761,824	21,362
Columbia Banking System Inc.	929,732	20,779
Home BancShares Inc.	852,150	20,716
FNB Corp.	1,607,230	20,556
Cadence Bank	809,755	20,284
Valley National Bancorp	1,923,234	19,732
United Bankshares Inc.	582,871	19,491
Axis Capital Holdings Ltd.	349,331	19,255
Radian Group Inc.	702,805	18,927
Hanover Insurance Group Inc.	159,254	18,072
SLM Corp.	1,092,811	17,682
Janus Henderson Group plc	600,075	17,612
Lazard Ltd. Class A	492,152	17,275
Hancock Whitney Corp.	384,762	16,933
Glacier Bancorp Inc.	496,171	16,225
FirstCash Holdings Inc.	168,126	16,019
Assured Guaranty Ltd.	253,039	15,127
United Community Banks Inc.	516,241	15,007
Moelis & Co. Class A	298,082	14,555
Kemper Corp.	270,990	13,812
CNO Financial Group Inc.	509,020	13,092
Associated Banc-Corp	683,722	12,957
Walker & Dunlop Inc.	142,163	12,934
Community Bank System Inc.	238,384	12,832
Corebridge Financial Inc.	665,149	12,445
Jackson Financial Inc. Class A	362,949	11,985
First Bancorp	804,443	11,946
Independent Bank Corp.	197,388	11,893
First Hawaiian Inc.	573,616	11,868
Cathay General Bancorp	311,499	11,849
Artisan Partners Asset Management Inc. Class A	276,033	11,453
Piper Sandler Cos.	77,904	11,402
Simmons First National Corp. Class A	564,197	11,391
BOK Financial Corp.	126,898	11,304
CVB Financial Corp.	595,263	11,233
Atlantic Union Bankshares Corp.	334,311	10,691
Pacific Premier Bancorp Inc.	418,563	10,690
First Interstate BancSystem Inc. Class A	368,953	10,600
Fulton Financial Corp.	724,123	10,355
BankUnited Inc.	336,788	10,050
Bank of Hawaii Corp.	175,400	10,021
BancFirst Corp.	98,317	9,822

		Shares	Market Value ($000)
	Eastern Bankshares Inc.	686,440	9,693
	First Financial Bancorp	415,842	9,602
	Washington Federal Inc.	288,999	8,970
	First Merchants Corp.	265,549	8,529
	Navient Corp.	412,984	7,863
	Towne Bank	308,118	7,789
	Cohen & Steers Inc.	118,096	7,595
	Renasant Corp.	243,949	7,548
	Virtu Financial Inc. Class A	401,952	7,460
	Banner Corp.	152,392	7,255
	Bank of NT Butterfield & Son Ltd.	223,102	7,168
	Trustmark Corp.	272,797	7,164
	Independent Bank Group Inc.	159,649	7,163
	WesBanco Inc.	255,484	7,156
	Park National Corp.	63,904	7,127
	Northwest Bancshares Inc.	571,381	7,062
	NBT Bancorp Inc.	186,210	6,927
	City Holding Co.	69,206	6,845
	First Commonwealth Financial Corp.	461,134	6,659
	Heartland Financial USA Inc.	192,456	6,609
	Virtus Investment Partners Inc.	31,157	6,410
	Provident Financial Services Inc.	325,568	6,036
	Stock Yards Bancorp Inc.	121,311	5,800
	Westamerica Bancorp	116,914	5,751
	Hope Bancorp Inc.	517,972	5,625
	Horace Mann Educators Corp.	184,431	5,557
	S&T Bancorp Inc.	175,087	5,529
	PacWest Bancorp	519,841	4,834
	Sandy Spring Bancorp Inc.	195,198	4,776
	Employers Holdings Inc.	121,891	4,709
	CNA Financial Corp.	115,514	4,523
	Berkshire Hills Bancorp Inc.	191,835	4,376
	WisdomTree Inc.	610,884	4,252
	Argo Group International Holdings Ltd.	142,478	4,232
	Brookline Bancorp Inc.	381,623	4,076
	Mercury General Corp.	119,994	3,861
	Eagle Bancorp Inc.	138,792	3,845
	Capitol Federal Financial Inc.	571,893	3,792
	1st Source Corp.	72,173	3,385
	TFS Financial Corp.	224,708	3,260
	Community Trust Bancorp Inc.	70,307	2,698
	Washington Trust Bancorp Inc.	76,738	2,460
	Kearny Financial Corp.	266,769	2,292
	F&G Annuities & Life Inc.	81,200	2,127
	Republic Bancorp Inc. Class A	38,593	1,769
			12,642,852
Health Care (12.4%)
[1]	Johnson & Johnson	11,714,871	1,962,592
	Merck & Co. Inc.	11,439,614	1,220,035
	AbbVie Inc.	7,947,448	1,188,779
	Pfizer Inc.	25,447,308	917,630
	Bristol-Myers Squibb Co.	9,467,808	588,803
	Amgen Inc.	2,405,857	563,332
	Medtronic plc	5,981,882	524,970
	Gilead Sciences Inc.	5,628,988	428,591
	Cardinal Health Inc.	1,162,003	106,288
	Baxter International Inc.	2,275,800	102,935
	Viatris Inc.	5,384,729	56,701

		Shares	Market Value ($000)
	Royalty Pharma plc Class A	1,672,064	52,469
	Organon & Co.	1,143,131	25,126
	Perrigo Co. plc	602,901	22,090
	Premier Inc. Class A	528,542	14,667
	Patterson Cos. Inc.	388,981	12,794
	Healthcare Services Group Inc.	332,203	4,189
			7,791,991
Industrials (12.2%)
	Union Pacific Corp.	2,745,218	636,945
	Caterpillar Inc.	2,325,656	616,694
	United Parcel Service Inc. Class B	3,261,211	610,270
	Honeywell International Inc.	2,998,380	582,075
	RTX Corp.	6,581,115	578,677
	Automatic Data Processing Inc.	1,862,593	460,545
	Lockheed Martin Corp.	1,018,351	454,561
	Eaton Corp. plc	1,793,293	368,199
	Illinois Tool Works Inc.	1,365,421	359,543
	3M Co.	2,475,869	276,059
	General Dynamics Corp.	1,102,176	246,424
	Emerson Electric Co.	2,569,797	234,751
	Johnson Controls International plc	3,093,031	215,120
	PACCAR Inc.	2,308,642	198,843
	Paychex Inc.	1,450,712	182,021
	Cummins Inc.	638,139	166,427
	L3Harris Technologies Inc.	851,578	161,365
	Fidelity National Information Services Inc.	2,665,608	160,949
	DuPont de Nemours Inc.	2,066,572	160,428
	Hubbell Inc. Class B	241,059	75,210
	Stanley Black & Decker Inc.	689,016	68,399
	Synchrony Financial	1,919,501	66,300
	Snap-on Inc.	234,091	63,776
	Packaging Corp. of America	397,930	61,023
	RPM International Inc.	573,673	59,266
	Watsco Inc.	149,289	56,460
	CH Robinson Worldwide Inc.	517,213	51,814
	Huntington Ingalls Industries Inc.	176,422	40,519
	nVent Electric plc	741,782	39,225
	Westrock Co.	1,137,798	37,877
	Oshkosh Corp.	294,684	27,132
	Sonoco Products Co.	441,596	25,895
	Flowserve Corp.	584,513	22,071
	Ryder System Inc.	206,465	21,090
	MSC Industrial Direct Co. Inc. Class A	208,000	20,991
	Triton International Ltd.	243,360	20,518
	Western Union Co.	1,675,659	20,410
	Crane Co.	215,798	20,218
	MDU Resources Group Inc.	906,807	20,059
	GATX Corp.	159,058	19,939
	ManpowerGroup Inc.	225,530	17,790
	Otter Tail Corp.	184,318	14,932
	ABM Industries Inc.	296,143	13,705
	Crane NXT Co.	216,477	12,805
	Kennametal Inc.	363,030	11,065
	McGrath RentCorp	108,569	10,464
*	Knife River Corp.	226,702	9,855
	Greif Inc. Class A	111,351	8,237
	H&E Equipment Services Inc.	143,081	6,951
	Tennant Co.	82,972	6,658

		Shares	Market Value ($000)
	Greenbrier Cos. Inc.	142,577	6,586
	ADT Inc.	935,604	5,969
[1]	ZIM Integrated Shipping Services Ltd.	367,632	5,566
	SFL Corp. Ltd.	515,170	5,080
	Apogee Enterprises Inc.	99,723	4,939
[1]	Golden Ocean Group Ltd.	549,836	4,311
[1]	Star Bulk Carriers Corp.	222,380	4,021
	TTEC Holdings Inc.	84,372	2,906
	Kaman Corp.	125,636	2,876
	Trinseo plc	155,724	2,744
[1]	Ardagh Metal Packaging SA	672,228	2,541
			7,668,089
Real Estate (0.0%)
	Kennedy-Wilson Holdings Inc.	526,766	8,692
Technology (7.6%)
	Broadcom Inc.	1,838,217	1,651,914
	Texas Instruments Inc.	4,088,029	735,845
	Intel Corp.	18,801,248	672,521
	QUALCOMM Inc.	5,024,196	664,048
	International Business Machines Corp.	3,772,020	543,850
	HP Inc.	3,890,574	127,728
	Corning Inc.	3,423,704	116,200
	NetApp Inc.	962,797	75,108
	Seagate Technology Holdings plc	868,055	55,121
	Hewlett Packard Enterprise Co.	3,118,832	54,205
	Gen Digital Inc.	2,492,831	48,486
	National Instruments Corp.	588,103	34,698
	Avnet Inc.	408,278	19,801
	Xerox Holdings Corp.	509,458	8,141
			4,807,666
Telecommunications (4.7%)
	Cisco Systems Inc.	18,464,945	960,916
	Comcast Corp. Class A	18,623,391	842,895
	Verizon Communications Inc.	18,952,612	645,905
	AT&T Inc.	32,244,076	468,184
	Juniper Networks Inc.	1,436,708	39,941
	Cogent Communications Holdings Inc.	192,068	11,762
	Telephone & Data Systems Inc.	452,162	3,626
			2,973,229
Utilities (7.5%)
	NextEra Energy Inc.	9,116,551	668,243
	Southern Co.	4,906,937	354,968
	Duke Energy Corp.	3,470,994	324,954
	Waste Management Inc.	1,831,317	299,951
	Sempra	1,419,173	211,485
	Dominion Energy Inc.	3,763,326	201,526
	American Electric Power Co. Inc.	2,319,116	196,522
	Exelon Corp.	4,472,831	187,233
	Xcel Energy Inc.	2,480,328	155,591
	Consolidated Edison Inc.	1,561,187	148,094
	Public Service Enterprise Group Inc.	2,237,734	141,246
	WEC Energy Group Inc.	1,420,071	127,608
	Edison International	1,701,386	122,432
	Eversource Energy	1,569,194	113,500
	DTE Energy Co.	926,966	105,952
	Ameren Corp.	1,178,316	100,946

			Shares	Market Value ($000)
		Entergy Corp.	952,720	97,844
		FirstEnergy Corp.	2,451,553	96,567
		PPL Corp.	3,322,701	91,474
		CenterPoint Energy Inc.	2,843,451	85,559
		CMS Energy Corp.	1,308,939	79,937
		Atmos Energy Corp.	648,122	78,883
		AES Corp.	2,999,404	64,877
		Alliant Energy Corp.	1,131,225	60,792
		Evergy Inc.	1,003,213	60,163
		NiSource Inc.	1,859,655	51,773
		Vistra Corp.	1,689,743	47,414
		Essential Utilities Inc.	1,092,292	46,193
		Pinnacle West Capital Corp.	510,569	42,285
		NRG Energy Inc.	1,038,779	39,463
		OGE Energy Corp.	899,712	32,525
		UGI Corp.	941,571	25,413
		IDACORP Inc.	225,952	23,232
		National Fuel Gas Co.	400,130	21,251
		Portland General Electric Co.	433,621	20,671
		New Jersey Resources Corp.	435,675	19,475
		ONE Gas Inc.	246,001	19,466
		Hawaiian Electric Industries Inc.	496,293	19,053
		Southwest Gas Holdings Inc.	275,698	18,179
		Black Hills Corp.	297,455	17,945
		PNM Resources Inc.	382,309	17,135
		NorthWestern Corp.	268,491	15,162
		ALLETE Inc.	255,939	14,699
		Spire Inc.	227,586	14,468
		Avista Corp.	338,003	13,060
		MGE Energy Inc.	162,521	13,041
		Avangrid Inc.	318,166	11,798
		Clearway Energy Inc. Class C	370,681	9,790
		SJW Group	138,332	9,747
		Atlantica Sustainable Infrastructure plc	303,706	7,325
		Northwest Natural Holding Co.	162,480	6,982
		Clearway Energy Inc. Class A	152,294	3,757
				4,757,649
Total Common Stocks (Cost $52,431,049)				62,771,224
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $153,296)	5.274%	1,533,314	153,301
Total Investments (99.9%) (Cost $52,584,345)				62,924,525
Other Assets and Liabilities—Net (0.1%)				65,867
Net Assets (100%)				62,990,392
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,987,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $43,419,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	455	104,980	2,986

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/31/23	BANA	16,381	(5.122)	—	(844)
Hewlett Packard Enterprise Co.	1/31/24	CITNA	45,360	(5.122)	1,710	—
International Business Machines Corp.	1/31/24	CITNA	42,819	(5.122)	3,148	—
Paramount Global Class B	8/31/23	BANA	9,482	(5.122)	64	—
					4,922	(844)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $709,000 and cash of $3,600,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,722,738	48,486	—	62,771,224
Temporary Cash Investments	153,301	—	—	153,301
Total	62,876,039	48,486	—	62,924,525

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,986	—	—	2,986
Swap Contracts	—	4,922	—	4,922
Total	2,986	4,922	—	7,908
Liabilities
Swap Contracts	—	844	—	844
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.